UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21359
                                      ------------------------------------------

     MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                            2455 Corporate West Drive

                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: JULY 31
                         -------
Date of reporting period: OCTOBER 31, 2009
                          ----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund Portfolio of Investments
October 31, 2009 (unaudited)

------------------------------------------------------------------------------------------------------------------------------------
           Rating   Principal                                                            Optional Call
           (S&P)*  Amount (000) Description                                               Provisions**                         Value
------------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES - 161.3%

Alaska - 0.7%
            A+            $ 750 Alaska Muni Bond Bank Auth,
                                Ser 1, 5.75%, 09/01/33                                    09/01/18 @ 100               $    777,765
                                                                                                               ---------------------

Alabama - 2.4%
            BBB             845 Courtland, AL Ind Dev Brd
                                Environ Imp Rev, AMT, Ser B,
                                6.25%, 08/01/25                                           08/01/13 @ 100                    823,461
            Baa3          1,890 Courtland, AL Ind Dev Brd
                                Solid Waste Disp Rev, AMT,
                                6.00%, 08/01/29                                           12/18/09 @ 101                  1,761,537
                                                                                                               ---------------------
                                                                                                                          2,584,998
                                                                                                               ---------------------

California - 16.2%
            A-            5,000 California Public Works Brd
                                Dept Mental Health Lease Rev, Ser A,
                                5.00%, 06/01/24                                           06/01/14 @ 100                  4,626,750
            A             6,000 California Various Purpose Gen Oblig,
                                5.125%, 11/01/24                                          11/01/13 @ 100                  6,063,540
            A-            2,500 Chula Vista, CA Ind Dev Rev, Ser B
                                AMT, 5.50% 12/01/21                                       06/02/14 @ 102                  2,562,200
            BBB           2,065 Golden State Tobacco Securitization
                                Rev, Ser A-1, 5.00%, 06/01/33                             06/01/17 @ 100                  1,588,832
            AAA           2,750 Golden State Tobacco Settlement
                                Rev, Ser B, 5.375%, 06/01/28
                                (Prerefunded @ 06/01/10)+                                 06/01/10 @ 100                  2,828,485
                                                                                                               ---------------------
                                                                                                                         17,669,807
                                                                                                               ---------------------

Colorado - 5.1%
            AA            3,500 Colorado Health Facs Auth Rev,
                                5.25%, 09/01/21
                                (Prerefunded @ 09/01/11)+                                 09/01/11 @ 100                  3,788,260
            BBB           2,000 Colorado Health Facs Auth Rev,
                                5.25%, 05/15/42                                           05/15/17 @ 100                  1,818,200
                                                                                                               ---------------------
                                                                                                                          5,606,460
                                                                                                               ---------------------

District of Columbia - 1.7%
            Aaa           2,000 District of Columbia FHA Multi Family
                                Henson Ridge-Rmkt, AMT,
                                5.10%, 06/01/37 (FHA)                                     06/01/15 @ 102                  1,862,920
                                                                                                               ---------------------

Florida - 10.6%
            AA-           1,000 Clearwater, FL Wtr & Swr Rev, Ser A,
                                5.25%, 12/01/39                                           12/01/19 @ 100                  1,014,810
            NR            2,500 Highlands Co., FL Health Facs
                                Auth Rev, Ser B, 5.25%, 11/15/23
                                (Prerefunded @ 11/15/12)+                                 11/15/12 @ 100                  2,780,650
            A1            3,000 Highlands Co., FL Health Facs
                                Auth Rev, Ser D, 5.875%, 11/15/29
                                (Prerefunded @ 11/15/13)+                                 11/15/13 @ 100                  3,442,980
            A-            2,200 Miami-Dade Co., FL Aviation Rev, AMT,
                                5.00%, 10/01/38 (CIFG)                                    10/01/15 @ 100                  1,910,788
            AAA           1,500 Miami-Dade Co., FL Sch Brd, Ser A,
                                5.375%, 02/01/34 (Assured Gty)                            02/01/19 @ 100                  1,542,225
            BBB           1,000 Seminole Indian Tribe FL Rev, Ser A,
                                144A, 5.25%, 10/01/27                                     10/01/17 @ 100                    895,070
                                                                                                               ---------------------
                                                                                                                         11,586,523
                                                                                                               ---------------------

Illinois - 8.1%
            AAA           1,115 Chicago O'Hare Intl Arpt Rev 3rd Lien,
                                Ser A-2, AMT, 5.50%, 01/01/16 (FSA)                       01/01/14 @ 100                  1,157,638
            A+            3,000 Illinois Dev Fin Auth Hosp Rev,
                                5.65%, 11/15/24
                                (Prerefunded @ 11/15/09)+                                 11/15/09 @ 101                  3,034,800
            Baa2          2,000 Illinois Fin Auth, Roosevelt Univ Rev,
                                5.50%, 04/01/37                                           04/01/17 @ 100                  1,902,240
            A-            1,000 Illinois Fin Auth, Rush Univ Med Ctr Rev,
                                Ser C, 6.375%, 11/01/29                                   05/01/19 @ 100                  1,041,510
            AA            1,885 Illinois Hsg Dev Auth Homeowner Mtg,
                                AMT, Ser A-2, 5.00%, 08/01/36                             02/01/16 @ 100                  1,703,041
                                                                                                               ---------------------
                                                                                                                          8,839,229
                                                                                                               ---------------------

Indiana - 1.9%
            AA-           2,000 Indianapolis, IN Pub Impt Bond Bank Wtrwks,
                                Ser A, 5.50%, 01/01/29                                    01/01/19 @ 100                  2,098,100
                                                                                                               ---------------------

Iowa - 1.6%
            BBB           2,000 Iowa Tobacco Settlement Auth,
                                Cap Apprec Asset Bkd, Ser B, 5.60%, 06/01/34              06/01/17 @ 100                  1,727,940
                                                                                                               ---------------------

Kentucky - 1.9%
            Aa3           1,000 Kentucky Eco Dev Fin Auth Hosp Fac Rev,
                                Baptist Hlthcr Sys, Ser A, 5.625%, 08/15/27               08/15/18 @ 100                  1,079,930
            BBB+          1,000 Owen Cnty, KY, Wtrwrks Sys Rev,
                                American Wtr Co, Ser B, 5.625%, 09/01/39                  09/01/19 @ 100                  1,028,420
                                                                                                               ---------------------
                                                                                                                          2,108,350
                                                                                                               ---------------------

Louisiana - 7.0%
            BBB           1,000 De Soto Parish, LA Environ Imp
                                Rev, AMT, Ser A, 5.85%, 11/01/27                          11/01/13 @ 100                    916,850
            AA-           1,000 East Baton Rouge Parish, LA Swr Commn
                                Rev, Ser A, 5.25%, 02/01/34                               02/01/19 @ 100                  1,037,730
            BB            3,000 Louisiana Govt, Environ Facs & Comnty
                                Dev Auth Rev, 6.75%, 11/01/32                             11/01/17 @ 100                  2,952,210
            BBB+          3,000 St. John Baptist Parish, LA
                                Marathon Oil Corp., Ser A, 5.125%, 06/01/37               06/01/17 @ 100                  2,719,050
                                                                                                               ---------------------
                                                                                                                          7,625,840
                                                                                                               ---------------------

Maryland - 0.9%
            BBB-          1,000 Maryland Health & Hgr Ed Facs Auth Rev,
                                5.75%, 01/01/38                                           01/01/18 @ 100                  1,008,980
                                                                                                               ---------------------

Massachusetts - 1.8%
            AA-           1,000 Massachusetts Housing Fin Agency,
                                AMT, 5.10%, 12/01/27                                      06/01/17 @ 100                    982,580
            AA              950 Massachusetts Housing Fin Agency,
                                AMT, Ser 134, 5.60%, 12/01/38                             06/01/18 @ 100                    949,952
                                                                                                               ---------------------
                                                                                                                          1,932,532
                                                                                                               ---------------------

Michigan - 5.0%
            AAA           1,000 Detroit, MI Sewer Disp Rev,
                                Sr Lien, Ser B, 7.50%, 07/01/33 (FSA)                     07/01/19 @ 100                  1,232,820
            AAA           1,000 Detroit, MI Wtr Supply Sys Rev,
                                2nd Lien, Ser B, 7.00%, 07/01/36 (FSA)                    07/01/19 @ 100                  1,178,540
            BBB           1,000 Michigan Strategic Fund Ltd Oblig Rev Adj Ref,
                                Dow Chemical, Ser B-1, 6.25%, 06/01/14                     N/A                            1,063,940
            A-            2,000 Michigan Strategic Fund Ltd Oblig
                                Rev Ref, Ser C, 5.45%, 09/01/29                           09/01/11 @ 100                  2,022,660
                                                                                                               ---------------------
                                                                                                                          5,497,960
                                                                                                               ---------------------

Mississippi - 1.0%
            BBB           1,000 Warren County, MS Gulf Opp Zone,
                                Intl Paper Co., Ser A, 6.50%, 09/01/32                    09/01/18 @ 100                  1,040,010
                                                                                                               ---------------------

Nebraska - 2.7%
            A-            3,000 Public Power Generation Agency,
                                Whelan Energy Ctr Unit 2, 5.00%, 01/01/41 (AMBAC)         01/01/17 @ 100                  2,921,250
                                                                                                               ---------------------

Nevada - 5.1%
            A             5,410 Henderson, NV Health Care Fac Rev,
                                Ser A, 5.625%, 07/01/24                                   07/01/14 @ 100                  5,503,647
                                                                                                               ---------------------

New Jersey - 1.4%
            BBB+          1,500 New Jersey, Health Care Fac Fin Auth Rev,
                                Chilton Mem Hosp, 5.75%, 07/01/39                         07/01/19 @ 100                  1,466,475
                                                                                                               ---------------------

New York - 20.3%
            A-            2,750 Long Island, NY Power Auth Rev, Ser A,
                                5.10%, 09/01/29                                           09/01/14 @ 100                  2,801,562
            AA-           4,000 Metropolitan Trans Auth Rev, Ser A,
                                5.125%, 01/01/24                                          07/01/12 @ 100                  4,154,160
            B-              750 New York City Indl Dev Rev, JFK
                                Intl Arpt, Ser A, AMT, 8.00%, 08/01/12                     N/A                              748,763
            B-              500 New York City Indl Dev Rev, American Airlines
                                JFK Intl Arpt, AMT, 7.50%, 08/01/16                        N/A                              488,845
            BB+           1,000 New York Dorm Auth Rev, NYU Hosp Ctr,
                                Ser B, 5.25%, 07/01/24                                    07/01/17 @ 100                    993,870
            AA            2,250 New York, NY Gen Oblig, Ser J,
                                5.00%, 05/15/23                                           05/15/14 @ 100                  2,352,803
            A+            1,750 New York Muni Bond Bank Agy Special
                                School Purpose Rev, Ser C,
                                5.25%, 12/01/22                                           06/01/13 @ 100                  1,804,495
            AA-           4,000 New York Tobacco Settlement Funding
                                Corp, Ser A1, 5.50%, 06/01/19                             06/01/13 @ 100                  4,238,920
            A-            5,000 Suffolk Co, NY Ind Dev Agy Rev, AMT,
                                5.25%, 06/01/27                                           06/01/13 @ 100                  4,560,450
                                                                                                               ---------------------
                                                                                                                         22,143,868
                                                                                                               ---------------------

North Carolina - 3.5%
            A-            1,000 North Carolina Eastern Muni Power Agy
                                Sys Rev Ref, Ser D, 5.125%, 01/01/23                      01/01/13 @ 100                  1,015,790
            A-            1,000 North Carolina Eastern Muni Power Agy
                                Sys Rev Ref, Ser D, 5.125%, 01/01/26                      01/01/13 @ 100                  1,009,650
            AA            1,775 North Carolina Housing Fin Agy Rev, AMT,
                                Ser 14A, 5.35%, 01/01/22 (AMBAC)                          07/01/11 @ 100                  1,786,324
                                                                                                               ---------------------
                                                                                                                          3,811,764
                                                                                                               ---------------------

Ohio - 11.8%
            BBB           1,150 Buckeye OH, Tobacco Settlement Turbo Rev,
                                Ser A-2, 5.875%, 06/01/30                                 06/01/17 @ 100                    997,291
            BBB           2,000 Buckeye OH, Tobacco Settlement Turbo Rev,
                                Ser A-2, 5.75%, 06/01/34                                  06/01/17 @ 100                  1,675,440
            AA-           3,000 Cuyahoga Co., OH Rev Ref, Ser A,
                                6.00%, 01/01/20                                           07/01/13 @ 100                  3,259,560
            AA-           5,000 Lorain Co., OH Hosp Rev Ref, Ser A,
                                5.25%, 10/01/33                                           10/01/11 @ 101                  4,844,850
            BBB           1,000 Ohio Air Quality Dev Auth Rev Ref,
                                5.70%, 02/01/14                                            N/A                            1,054,080
            BBB           1,000 Ohio Air Quality Dev Auth Rev Ref,
                                5.625%, 06/01/18                                           N/A                            1,039,580
                                                                                                               ---------------------
                                                                                                                         12,870,801
                                                                                                               ---------------------

Oklahoma - 3.0%
            A             3,525 Oklahoma Dev Fin Auth Rev,
                                5.00%, 02/15/42                                           02/15/17 @ 100                  3,251,354
                                                                                                               ---------------------

Oregon - 0.9%
            BBB           1,000 Gilliam Cnty, OR Solid Waste Disp Rev,
                                AMT, 6.00%, 08/01/25 (1)                                   N/A                            1,014,610
                                                                                                               ---------------------

Pennsylvania - 6.7%
            BBB           2,340 Pennsylvania Higher Education Facs Auth
                                Rev, 5.25%, 05/01/23                                      05/01/13 @ 100                  2,328,815
            BBB+          2,000 Pennsylvania State Higher Education,
                                5.00%, 07/15/39                                           07/15/15 @ 100                  1,803,140
            BBB           1,000 Pennsylvania State Higher Education,
                                5.00%, 05/01/37                                           11/01/17 @ 100                    898,280
            AA-           1,000 Pennsylvania State Higher Education,
                                U of PA Health Sys, Ser B, 6.00%, 08/15/26                08/15/18 @ 100                  1,123,940
            AAA           1,110 Philadelphia, PA Gen Oblig Ref, Ser A,
                                5.375%, 08/01/30 (Assured Gty)                            08/01/19 @ 100                  1,155,610
                                                                                                               ---------------------
                                                                                                                          7,309,785
                                                                                                               ---------------------

Rhode Island - 1.2%
            AAA           1,300 Rhode Island Convention Ctr Auth Rev Ref,
                                Ser A, 5.50%, 05/15/27 (Assured GTY)                      05/15/19 @ 100                  1,356,797
                                                                                                               ---------------------

South Carolina - 3.2%
            AAA           2,500 Florence Co., SC Hosp Rev, Ser A,
                                5.25%, 11/01/27 (FSA)                                     11/01/14 @ 100                  2,580,725
            BBB           1,000 Georgetown Co., SC Environ Imp Rev,
                                AMT, Ser A, 5.30%, 03/01/28                               03/01/14 @ 100                    856,230
                                                                                                               ---------------------
                                                                                                                          3,436,955
                                                                                                               ---------------------

South Dakota - 5.3%
            AAA           4,990 South Dakota Hsg Dev Auth, Ser K, AMT,
                                5.05%, 05/01/36                                           11/01/15 @ 100                  4,572,038
            AA-           1,200 South Dakota St Hlth & Edl Fac, Ser A
                                5.25%, 11/01/34                                           11/01/14 @ 100                  1,195,032
                                                                                                               ---------------------
                                                                                                                          5,767,070
                                                                                                               ---------------------

Tennessee - 2.3%
            BBB+          2,500 Knox Co., TN Health Edl & Hsg Facs Brd Rev,
                                5.25%, 04/01/27                                           04/01/17 @ 100                  2,449,600
                                                                                                               ---------------------

Texas - 15.7%
            Aaa           2,000 Bexar Co., TX Hsg Fin, AMT,
                                5.20%, 10/20/34 (GNMA/FHA)                                10/20/14 @ 100                  1,972,440
            AAA           2,500 Houston, TX Utility System,
                                First Lien Rev Ref, Ser A, 5.00%, 11/15/33 (FSA)          11/15/17 @ 100                  2,574,925
            A             2,000 Lower Colorado River Auth Tex Rev, Ser A,
                                6.25%, 05/15/28                                           05/15/18 @ 100                  2,221,700
            BBB+          1,885 Matagorda Co., TX Nav Dist No.1 Rev, AMT,
                                5.125%, 11/01/28 (AMBAC) (1)                              N/A                             1,749,921
            A-            2,000 North TX, Tollway Auth Rev, Ser A,
                                5.625%, 01/01/33                                          01/01/18 @ 100                  2,034,500
            A-            1,000 North TX, Tollway Auth Rev, Ser L-2,
                                6.00%, 01/01/38 (1)                                       01/01/13 @ 100                  1,067,910
            AAA           2,325 Pampa, TX Indep School
                                Dist, 5.00%, 08/15/36 (PSF)                               08/15/17 @ 100                  2,419,023
            BBB+          2,100 San Leanna Ed Facs Corp Higher Ed Rev,
                                5.125%, 06/01/36                                          06/01/17 @ 100                  1,943,739
            AAA           1,000 Tarrant Cnty, TX Cult Ed Facs Rev,
                                Ser A, 5.75%, 07/01/18 (Assured Gty)                      N/A                             1,078,870
                                                                                                               ---------------------
                                                                                                                         17,063,028
                                                                                                               ---------------------

Virginia - 1.3%
            BBB+          1,250 Washington Co., VA Indl Dev Auth Hosp Fac Rev,
                                Ser C, 7.50%, 07/01/29                                    01/01/19 @ 100                  1,421,112
                                                                                                               ---------------------

Washington - 0.9%
            AA+           1,000 Tes Properties, WA Rev,
                                5.625%, 12/01/38                                          06/01/19 @ 100                  1,026,380
                                                                                                               ---------------------

West Virginia - 3.0%
            AAA           3,205 West Virginia Housing Dev Fund Rev,
                                Ser D, 5.20%, 11/01/21                                    05/01/11 @ 100                  3,226,858
                                                                                                               ---------------------

Wisconsin - 1.1%
            AA            1,250 Wisconsin State Health & Ed Facs Rev,
                                Ser A, 5.00%, 11/15/36                                    11/15/16 @ 100                  1,239,000
                                                                                                               ---------------------

Wyoming - 6.0%
            BBB+          4,000 Sweetwater Co., WY Solid Waste Disp Rev,
                                AMT, 5.60%, 12/01/35                                      12/01/15 @ 100                  3,735,400
            AA+           3,100 Wyoming Cmnty Dev Auth Hsg Rev,
                                Ser 7, AMT, 5.10%, 12/01/38                               12/01/16 @ 100                  2,831,881
                                                                                                               ---------------------
                                                                                                                          6,567,281
                                                                                                               ---------------------

TOTAL MUNICIPAL BONDS & NOTES - 161.3%
            (Cost $173,413,623)                                                                                         175,815,049
                                                                                                               ---------------------

------------------------------------------------------------------------------------------------------------------------------------
            Rating  Redemption
            (S&P)*  Value (000) Description                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES - 1.9%
            Aaa       $  2,000  Centerline Equity Issuer Trust, AMT, Ser A-4-1,
            (Cost $2,000,000)   5.75%, 05/15/15 (remarketing), 144A                                                       2,036,340
                                                                                                               ---------------------

TOTAL LONG-TERM INVESTMENTS - 163.2%
            (Cost $175,413,623)                                                                                         177,851,389
                                                                                                               ---------------------

------------------------------------------------------------------------------------------------------------------------------------
                      Number of
                       Shares   Description                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUND - 0.0%

            (Cost $1,510) 1,510 JP Morgan Tax Free Money Market                                                               1,510
                                                                                                               ---------------------

Total Investments - 163.2%
            (Cost $175,415,133)                                                                                         177,852,899



Other assets in excess of liabilities - 0.5%                                                                                588,558
Preferred Shares, at redemption value - (-63.7% of Net Assets Applicable to Common
            Shareholders or -39.0% of Total Investments)                                                                (69,450,000)
                                                                                                               ---------------------

Net Assets Applicable to Common Shareholders - 100.0% (2)                                                             $ 108,991,457
                                                                                                               =====================


       * For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. or Fitch Ratings is provided. (unaudited)

       ** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

       + This bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

       (1) Step-up security. Security is a step-up bond where the coupon increases or steps up at a predetermined date. Rate shown reflects the rate in effect on October 31, 2009.

       (2) Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:

AMBAC - Insured by Ambac Assurance Corporation
AMT - Alternative Minimum Tax
Assured Gty - Insured by Assured Guaranty
CIFG - Insured by CIFG Assurance NA
FHA - Guaranteed by Federal Housing Administration
FSA - Insured by Financial Security Assurance, Inc.
GNMA - Guaranteed by Ginnie Mae
PSF - Guaranteed by Texas Permanent School Fund
144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009 these securities amounted to $2,931,410 which represents 2.7% of net assets applicable to common shareholders.

See previously submitted notes to financial statements for the period ended July 31, 2009.

At October 31, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                                               Net Tax
                                                Gross Tax                Gross Tax             Unrealized
                                                Unrealized               Unrealized            Appreciation on
Cost of Investments for Tax Purposes            Appreciation             Depreciation          Investments
--------------------------------------------    ---------------------    -------------------   ---------------------
               $         175,448,343            $    6,298,546           $    (3,893,990)      $      2,404,556
--------------------------------------------    ---------------------    -------------------   ---------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157) effective August 1, 2008. In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of October 31, 2009.

Valuations (in $000s)
Description                           Level 1                 Level 2                Level 3                   Total
                                ---------------------    -------------------   ---------------------   -----------------------

Assets:
Preferred stocks                             $ 2,036              $       -                     $ -                 $   2,036
Municipal Bonds                                    -                175,815                       -                   175,815
Money Market Funds                                 2                      -                       -                         2
                                ---------------------    -------------------   ---------------------   -----------------------
Total                                        $ 2,038              $ 175,815                     $ -                 $ 177,853
                                =====================    ===================   =====================   =======================

On July 17, 2009, Claymore Group Inc., the parent of Claymore Securities, Inc. (the "Servicing Agent"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClay Acquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. merged into Claymore Group Inc. which is the surviving entity. This transaction was completed on October 14, 2009 and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Servicing Agent, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund, the Servicing Agent or the investment management activities of MBIA Capital Management Corp., who is the Fund's Advisor.

The Servicing Agreement automatically terminated as a result of the transaction. On September 28, 2009, the Board of Trustees approved a new servicing agreement between the Fund and the Servicing Agent (the "New Servicing Agreement"); however, shareholder approval of the New Servicing Agreement was not required. Other than effective dates, there are no material differences between the terms of the New Servicing Agreement and those of the Servicing Agreement.

Subsequent event:
On November 27, 2009, the Fund announced that it will commence a tender offer for up to 15% of its outstanding common shares at a price equal to at least 98% of the Fund's net asset value per share on the date the tender offer expires. The Fund will commence the initial tender offer prior to March 1, 2010. Complete details regarding the tender offer announcement can be viewed in a press release at www.claymore.com/mzf.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA CAPITAL /CLAYMORE MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND
-----------------------------------------------------------------------

By: /s/ J. Thomas Futrell
    --------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: December 18, 2009


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Thomas Futrell
    --------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: December 18, 2009


By: /s/ Steven M. Hill
    --------------------------------------------------
        Steven M. Hill
        Chief Financial Officer and Treasurer

Date: December 18, 2009